Related Party Transactions - Schedule of Balances Due from Related Parties and Due to Related Parties (Details) - USD ($)		6 Months Ended			12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Topsheen Shipping Singapore Pte. Ltd.[Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties			[1]		$ 616,279	[1],[2]	$ 50,125	[2]
Advance from customers-related party		497,360	[3]		433,125	[3]	213,209	[4]
Due from related parties	[5]				331,948		331,656
Services provided to related parties					18,682,031		12,281,701		$ 13,999,534
Tong Da Shipping Co. Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties			[6]		143,277	[6],[7]		[7]
Services provided to related parties					1,457,911		1,492,521		1,752,601
Mei Da Shipping Co. Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties			[6]		159,638	[6],[7]		[7]
Services provided to related parties					1,481,220		1,565,711		2,052,046
Keen Best Shipping Co Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties		5,000	[6]		99,121	[6],[7]	86,817	[7]
Services provided to related parties					1,128,998		974,963
Related Party [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties		5,000			1,018,315		136,942
Advance from customers-related party		497,360			433,125		213,209
Due from related parties		412,873			331,948		403,318
Due to related parties		21,502,619			24,553,231		24,851,679
Services provided to related parties		11,142,617		$ 11,957,102
Topsheen Shipping Singapore Pte. Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due from related parties	[8]	412,873			331,948
Topsheen Shipping Group Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties		5,417	[1],[9]		36,584	[1],[2],[9]	45,504	[2]
Nanjing Top Confidence Marine Management Co., Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties		8,710	[9]		14,381	[9],[10]	17,683	[10]
Due to shareholder and affiliate [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties		21,476,946	[9]		24,490,720	[9],[11]	24,776,946	[11]
Ocean Master Worldwide Corporation [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due from related parties							71,662
Due to related parties		11,546			11,546		11,546
Topsheen Shipping Singapore Pte. Ltd. (Time charter & Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		9,250,107		9,430,014
Mei Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		699,582		690,649
Tong Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		707,132		721,736
Topsheen Bulk Singapore Pte Ltd (Time charter revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties				617,624
Keen Best Shipping Co Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		485,796		497,079
Mr. Jun Li’s affiliate [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Short-term office lease expense from a related party				13,795	27,684		27,443		28,571
Topsheen Shipping Group Co., Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
General and administrative expenses shared with a related party		$ 57,508		$ 55,997	$ 92,581		$ 108,353		$ 75,592

[1]	The balance mainly represented consideration for time charter accounts receivable from Topsheen Shipping Singapore Pte. Ltd, which was collected in current period.
[2]	The balance mainly represented consideration for time charter accounts receivable from Topsheen Shipping Singapore Pte. Ltd.
[3]	The balance represents the advance charter hire payments from Topsheen Shipping Singapore Pte. Ltd.
[4]	The balance represents the advance charter hire payments from Topsheen Shipping Singapore Pte. Ltd.
[5]	The balance represents the outstanding bunker receivable from Topsheen Shipping Singapore Pte. Ltd for time charter service provided by the Group.
[6]	The balance represents the accrued management fees from related parties for vessel management services, which was partially collected in current period.
[7]	The balance represents the accrued management fees from related parties for vessel management services.
[8]	The balances mainly represented the expenses paid on behalf of the Group.
[9]	The balances mainly represented non-interest-bearing loans from Mr. Shoucheng Lei and due on demand. During the six months end December 31, 2025, the Group repaid $3,000,000 of these loans to Mr. Shoucheng Lei.
[10]	The balances mainly represented the expenses paid on behalf of the Group.
[11]	The balances mainly represented non-interest-bearing loans from Mr. Shoucheng Lei and due on demand.